UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22457
Investment Company Act file number

Persimmon Growth Partners Fund, L.P.
 (Exact name of registrant as specified in charter)

1777 Sentry Parkway West
Gwynedd Hall, Suite 102
Blue Bell, PA 19422
 (Address of principal executive offices) (Zip code)

Gregory S. Horn
Persimmon Capital Management, LP
1777 Sentry Parkway West
Gwynedd Hall, Suite 102
Blue Bell, PA 19422
 (Name and address of agent for Service)

Registrant's telephone number, including area code: (877) 502-6840

Date of fiscal year end: 3/31/2010

Date of reporting period: 9/30/2010

ITEM 1.  REPORTS TO STOCKHOLDERS.

PERSIMMON GROWTH PARTNERS FUND, L.P.

Financial Statements

Period from January 1, 2010 through March 31, 2010

Persimmon Growth Partners Fund, L.P.

Financial Statements

Period from January 1, 2010 through March 31, 2010

McGladrey & Pullen, LLP
Certified Public Accountants
Report of Independent Registered Public Accounting Firm

To the General Partner
Persimmon Growth Partners Fund, L.P.

We have audited the accompanying statement of assets, liabilities, and partners' capital including the schedule of investments, of Persimmon Growth Partners Fund, L.P. (the Partnership), as of March 31, 2010 and the related statements of operations and cash flows for the three months then ended, the statements of changes in net assets for the three months ended March 31, 2010 and the year ended December 31, 2009, and the financial highlights for the three months ended March 31, 2010 and each of the four years ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Partnership is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2010 by correspondence with underlying fund advisers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Persimmon Growth Partners Fund, L.P. as of March 31, 2010 and the results of its operations and its cash flows for the three months then ended, the changes in its net assets for the three months ended March 31, 2010 and the year ended December 31, 2009, and the financial highlights for the three months ended March 31, 2010 and each of the four years ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
November 24, 2010

McGladrey is the brand under which RSM McGladrey, Inc. and McGladrey & Pullen, LLP serve clients’ business needs. The two firms operate as separate legal entities in an alternative practice structure.	Member of RSM international network, a network of independent accounting, tax and consulting firms.

Persimmon Growth Partners Fund, L.P.

Statement of Assets and Liabilities

March 31, 2010

ASSETS

Investments in Investment Funds, including $26,567,022 pledged, at fair
value (cost $28,019,034)	$28,999,007
Pending investments in Investment Funds, all pledged	1,000,000
Redemptions receivable from investments in Investment Funds	75,142
Cash and cash equivalents	56,903
Other assets	3,995

Total Assets	30,135,047

LIABILITIES

Borrowings on line of credit	625,000
Withdrawals payable	268,406
Management fee payable	115,205
Professional fees payable	70,427
Due diligence fees payable	32,020
Administration fees payable	6,388
Custody fees payable	5,324
Other payable	3,028

Total Liabilities	1,125,798

Net Assets	$29,009,249

COMPONENTS OF NET ASSETS

Net capital contributions	21,511,294
Accumulated net investment loss	(5,309,804)
Accumulated net realized gain	11,827,786
Accumulated net unrealized appreciation on investments	979,973

Net Assets	$29,009,249

The accompanying notes are an integral part of these financial statements.

2

Persimmon Growth Partners Fund, L.P.
Schedule of Investments

March 31, 2010

Investment Funds (all domicilied in the United States, except as noted)**	Cost	Fair Value		% of Net Assets	Redemption Provisions****

Direct Lending
Plainfield Direct Inc.	$1,152,756	$523,588	*	1.80%	Controlled liquidation

Event Driven
Pershing Square, LP	706,678	1,766,563	*	6.09	One year rolling
Third Point Ultra Side Pocket Class 1	15,949	16,250	*	0.06	As liquidity permits
(British Virgin Islands)
Third Point Ultra, Ltd. (British Virgin Islands)***	1,287,766	1,884,942	*	6.50	Quarterly, lock until 9/30/2010
Total Event Driven	2,010,393	3,667,755		12.64

Global Macro
The Capital Hedge Fund, Ltd (Cayman Islands)	1,000,000	814,777	*	2.81	Monthly

Long/Short Equity
Bluefin Investors LP (Cayman Islands)***	1,500,000	1,663,366	*	5.73	Quarterly
Cadian Fund, LP	1,500,000	1,551,778	*	5.35	Quarterly, 25%/quarter
CCM Small Cap Value Fund, L.P.***	1,017,771	411,284		1.42	Quarterly, lock until 12/31/2010
CCM Special Holdings Fund	500,000	122,238		0.42	Quarterly
CIM Discovery Fund, Ltd.	750,000	372,085	*	1.28	Quarterly, lock until 12/31/2010
Clough Investment Partners I, LP	1,550,000	1,592,705	*	5.49	Quarterly, lock until 3/31/2011
Diamondback Partners, LP***	1,500,000	1,598,062	*	5.51	Quarterly, lock until 12/31/2010
Highline Select, L.P.	1,600,000	1,399,770	*	4.83	Quarterly
Horseman European Select Fund LP	1,570,673	1,679,381	*	5.79	Monthly
Libra Fund, LP	892,551	1,898,463		6.54	Annually
MAK One Fund, LP***	1,500,000	2,036,338	*	7.02	Quarterly, lock until 6/30/2011
North Run Qualified Partners, LP***	1,550,000	1,606,808	*	5.54	Quarterly, 25%/quarter
Otter Creek Partners I, LP	1,550,000	1,553,982	*	5.36	Monthly
Passport Global Strategies III, Ltd.***	16,895	15,355	*	0.05	As liquidity permits
Passport II, LP	857,995	1,610,501	*	5.55	Quarterly
Southpoint Qualified Fund, LP***	1,500,000	1,582,468	*	5.46	Quarterly, 25%/quarter
Visium Balanced Fund, LP***	2,000,000	2,166,520	*	7.47	Quarterly, lock until 12/31/2010
Total Long/Short Equity	21,355,885	22,861,104		78.81

Special Situations
Harbinger Capital Partners Special Situations Fund, LP	2,359,798	1,015,930	*	3.50	Controlled liquidation
Harbinger Capital Partners Special Situations Fund, LP - Designated Side Pocket	140,202	115,853	*	0.40	As liquidity permits
Total Special Situations	2,500,000	1,131,783		3.90

Total Investments in Investment Funds	$28,019,034	$28,999,007		99.96%

*	Pledged (see Note 5)
**
Non-income producing investments.  The Partnership’s investments in the Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early withdrawal fees.

***	The Partnership’s investment is through a feeder fund and its pro rata interest in its master fund is greater than a one percent ownership.
****	Available frequency of redemptions after initial lock-up period.

The accompanying notes are an integral part of these financial statements.

3

Persimmon Growth Partners Fund, L.P.
Statement of Operations

Period from January 1, 2010 through March 31, 2010

INVESTMENT INCOME
Interest Income	$269
Total Investment Income	269
EXPENSES
Management fee	115,205
Due diligence fees	12,000
Professional fees	10,500
Administration fees	7,500
Line of credit fees	7,397
Other expenses	7,279
Interest expense	1,961
Total Expenses	161,842
Net Investment Loss	(161,573)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments in Investment Funds	2,313,039
Net change in unrealized appreciation on investments in
Investment Funds	(1,210,046)
Net Gain on Investments	1,102,993
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$941,420

The accompanying notes are an integral part of these financial statements.

4

Persimmon Growth Partners Fund, L.P.
Statement of Changes in Net Assets

	Period from January 1, 2010 to March 31, 2010	Year Ended December 31, 2009
OPERATIONS
Net investment loss	$(161,573)	$(613,982)
Net realized gain on investments in Investment Funds	2,313,039	3,813,461
Net change in unrealized appreciation on investments
in Investment Funds	(1,210,046)	1,260,935
Increase in Net Assets Resulting from
Operations	941,420	4,460,414
CAPITAL TRANSACTIONS
Contributions	1,330,000	500,000
Withdrawals	-	(5,276,374)
Increase in Net Assets from Capital
Transactions	1,330,000	(4,776,374)
Net Increase (Decrease) in Net Assets	2,271,420	(315,960)
NET ASSETS AT BEGINNING OF PERIOD	26,737,829	27,053,789
NET ASSETS AT END OF PERIOD	$29,009,249	$26,737,829

The accompanying notes are an integral part of these financial statements.

5

Persimmon Growth Partners Fund, L.P.
Statement of Cash Flows

Period from January 1, 2010 to March 31, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$941,420
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized gain on Investment Fund redemptions	(2,313,039)
Net change in unrealized appreciation on investments	1,210,046
in Investment Funds
Purchases of Investment Funds	(3,800,000)
Proceeds from redemptions of Investment Funds	4,057,788
Increase in other assets	(3,460)
Increase (decrease) in operating liabilities:
Other payable	(102,559)
Other	70,427
Due diligence fees payable	32,020
Administration fees payable	6,388
Custody fees payable	5,324
Management fee payable	4,990
Net Cash Provided by Operating Activities	109,345
CASH FLOWS FROM FINANCING ACTIVITIES
Contributions	1,330,000
Withdrawals paid	(433,742)
Repayment on line of credit	(1,025,000)
Net Cash Used in Financing Activities	(128,742)
Net decrease in cash and cash equivalents	(19,397)
Cash and cash equivalents at beginning of period	76,300
Cash and Cash Equivalents at End of Period	$56,903

Supplementary Disclosure of Cash Flow Information
Cash paid during the period for interest	$1,961

The accompanying notes are an integral part of these financial statements.

6

Persimmon Growth Partners Fund, L.P.
Financial Highlights

The following represents certain ratios to average net assets, total return and other supplemental information for the periods indicated:

	Period from January 1, 2010 to March 31, 2010*	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2006
Partners' capital, end
of period	$29,009,249	$26,737,829	$27,053,789	$43,686,034	$45,959,711

Ratio of net investment
loss to average
partner's capital (a) (b)	(2.34%)	(2.48%)	(2.34%)	(2.73%)	(3.16%)

Ratio of expenses to
average partners'
capital (a) (b)	2.34%	2.49%	2.37%	2.75%	3.11%

Portfolio turnover	17.51%	40.70%	34.58%	4.94%	21.68%

Total return (c)	3.37%	18.56%	(32.41%)	16.10%	10.73%

*	The portfolio turnover and total return ratios have not been annualized for the period.
(a)	The ratio does not reflect the Partnership’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.
(b)	Average net assets is determined using net assets at the end of each month during the period and net assets at the beginning of the period.
(c)
Total returns are calculated by geometrically linking returns based on the change in value during each accounting period.  An individual partner’s return may vary from these returns based on the timing of contributions and withdrawals.

The accompanying notes are an integral part of these financial statements.

7

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements

1. Nature of Activities and Significant Accounting Policies

Persimmon Growth Partners Fund, L.P. (the “Partnership”) commenced operations during January 2004.  The principal investment objective of the Partnership is to achieve long-term appreciation of investors’ capital by investing in various hedge fund limited partnerships and other pooled investment vehicles managed by experienced investment managers (the “Investment Funds”). Persimmon GP, L.L.C. is the Partnership’s General Partner and is responsible for its operations.  Persimmon Capital Management, L.P. is the Adviser of the Partnership and manages and invests the assets of the Partnership.  Beginning in 2009, the Partnership’s Adviser and General Partner agreed to formally modify the investment objectives of the Partnership.  Thus, the Partnership is in the process of converting from a multi-strategy fund of funds to a single strategy long-short fund of funds, targeting investments in 20 to 25 underlying long-short equity hedge funds.

Investments in Investment Funds consists of investments in limited partnerships and limited liability companies, as described above, made at the sole discretion of the General Partner, that invest and trade in a variety of securities and other financial instruments, either directly or indirectly, by investing in other limited partnerships.  Interests in the underlying investment funds are carried at fair value, as described below.

To achieve its investment objective, certain of the Investment Funds may invest in securities, including private company holdings that are not readily marketable or otherwise involve special consideration, including, but not limited to, regulatory or other legal restrictions.

Investments in Investment Funds are carried at fair value, as determined by the Adviser based on information provided by the underlying funds' professional managers.  In determining fair value, the Adviser utilizes the valuation reflected on the financial statements and other financial reports of the underlying Investment Funds.  The Investment Funds value securities and other financial instruments at market prices, when possible, or at fair value determined by the respective fund’s general partner or manager when no market value is determinable.  The estimated fair values of certain of the investments of the Investment Funds, which may include derivatives and other securities for which prices are not readily available, may not reflect amounts that could be realized upon immediate sale, nor amounts that may be ultimately realized.  Accordingly, the estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and differences could be material.

The Investment Funds generally charge the Partnership an asset-based fee and may charge the Partnership a performance-based fee.  Currently, the asset-based fees range from .5% to 2.0% of net assets annually, and the performance-based fees, where they are charged, range from 10% to 20% of any increase in net assets resulting from operations.  Performance-based fees are generally subject to a loss-carry forward or high water mark and may be subject to a hurdle or preferred rate of return.

8

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements (Continued)

Amounts held in a bank checking account and a money market account are included in cash and cash equivalents.  The Partnership is at risk to the extent it maintains balances in excess of  federally insured limits.

Investment transactions are recorded on the trade date.  Interest income and expense are recorded on the accrual basis.  Other expenses are recorded on the accrual basis as incurred.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

2. Partnership Agreement and Related Party Transactions

Pursuant to the terms of the partnership agreement, the Adviser receives a quarterly management fee equal to 0.4375 percent of the Partnership’s net assets as of the last business day of the calendar quarter for its management services (1.75 percent per annum).  The Adviser may waive, and has waived, the management fee with respect to certain affiliates.

During the period from January 1, 2010 through March 31, 2010, the Adviser earned management fees of $115,205, all of which was payable as of March 31, 2010.

Changes in net assets resulting from operations are allocated to the limited partners in accordance with each partner’s ownership percentage.

Capital contributions to the Partnership may be made at the beginning of any month.

At the discretion of the General Partner, each limited partner may withdraw funds by giving 60 days’ prior written notice as of the first day of the calendar quarter, provided that the partner has been in the Partnership for at least one year.  As of March 31, 2010, withdrawals payable of $268,406 represented amounts remaining to be paid to limited partners that withdrew from the Partnership during 2009.

The Partnership is responsible for ongoing operating expenses, such as audit, accounting, legal and regulatory costs and the General Partner’s due diligence expenses in selecting and monitoring professional managers.

3. Fair Value Measurements

GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of nonobservable inputs.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at measurement dates.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

9

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

•	Level 1–unadjusted quoted prices for identical assets or liabilities in active markets that the Partnership has the ability to access at the measurement date.
•	Level 2–inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•
Level 3–inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.  The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

Depending on the redemption options available, it may be possible that the reported net asset value (“NAV”) represents fair value of investments in Investment Funds based on observable data such as ongoing redemption and/or subscription activity.  In these cases, the NAV is considered as a Level 2 input.  However, certain Investment Funds may provide the manager with the ability to suspend or postpone redemption (a “gate”), or a “lock-in period” upon initial subscription, within which the Partnership may not redeem without incurring a penalty.  In the case of the imposition of a gate, if a “lock-in period” of in excess of 3 months is remaining at the balance sheet date, or if the Partnership may not redeem its holding in the Investment Fund within 3 months or less, the General Partner’s ability to validate or verify the NAV through redeeming is impaired, and the interest is generally classified as Level 3.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at fair value on a recurring basis as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Direct Lending	$-	$-	$523,588	$523,588
Event Driven	-	-	3,667,755	3,667,755
Global Macro	-	814,777	-	814,777
Long/Short Equity	-	8,029,238	14,831,866	22,861,104
Special Situations	-	-	1,131,783	1,131,783
Total	$-	$8,844,015	$20,154,992	$28,999,007

10

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

The following table includes a roll-forward of the amounts for the period from January 1, 2010 through March 31, 2010, for the investments classified within Level 3.  The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Investments in Investment Funds

	Convertible Arbitrage	Direct Lending	Event Driven	Global Macro	Long/Short Equity	Special Situations	Total
Balance as of January 1, 2010	$1,381,307	$-	$3,140,731	$1,913,922	$10,805,498	$1,138,463	$18,379,922
Net transfers into Level 3	-	587,708	-	-	-	-	587,708
Net transfers out of Level 3	-	-	-	(854,760)	(76,971)	-	(931,731)
Net realized gain on Investment Funds	745,180	-	-	580,185	987,675	-	2,313,039
Net change in unrealized appreciation on investments	(745,180)	(64,120)	377,024	(607,681)	(392,046)	(6,680)	(1,438,683)
Purchases	-	-	150,000	-	5,700,000	-	5,850,000
Sales	(1,381,307)	-	-	(1,031,666)	(2,192,290)	-	(4,605,263)
Balance as of March 31, 2010	$-	$523,588	$3,667,755	$-	$14,831,866	$1,131,783	$20,154,992

All net realized and unrealized gains in the table above are reflected in the accompanying Statement of Operations.  The net change in unrealized appreciation for the period from January 1, 2010 through March 31, 2010, for level 3 investments held by the Partnership as of March 31, 2010, was an increase of $901,852 as shown in the table below:

Net Change in Unrealized Appreciation
Direct Lending	$(64,120)
Event Driven	377,023
Long/Short Equity	595,629
Special Situations	(6,680)
Total	$901,852

4. Risks

Each underlying fund in which the Partnership has invested has the right to temporarily restrict withdrawals/redemptions for periods of time beyond those described in the schedule of investments.  Such restrictions have been imposed on some of the Partnership’s investments as of March 31, 2010.  These restrictions may restrict the Partnership’s ability to satisfy future withdrawal requests.

As of March 31, 2010, the Partnership had no unrecorded direct commitments to purchase or sell securities, financial instruments or commodities.  The Partnership may have indirect commitments that arise through positions held by the Investment Funds in which the Partnership invests directly and indirectly.  These Investment Funds utilize a variety of financial instruments in their trading strategies, including, but not limited to, equity and debt securities of U.S. and foreign issuers, options and futures, forwards and swap contracts.  These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk.  Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of changes in market conditions such as, but not limited to, interest and currency rate movements and volatility in commodity or security prices.  Credit risk is the risk of the potential inability of counterparties to perform under the terms of the contracts, which may be in excess of the amounts recorded in the respective Investment Funds’ balance sheet.  In addition, the Investment Funds may sell securities not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices.  The ultimate obligation to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective balance sheets.  However, as a limited partner/shareholder in these Investment Funds, the Partnership’s financial risk is limited to the fair value of its investments, which is reflected on the statement of assets, liabilities and partners’ capital.  The Partnership is also exposed to potential credit risk through its cash held at financial institutions.  The Partnership seeks to mitigate its exposure to this credit risk by placing its cash with major institutions.

11

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

5. Line of Credit

The Partnership has a credit agreement with the Royal Bank of Canada providing the Partnership with $3,000,000 of available credit, secured by the majority of the Partnership’s investments.  The agreement terminates on January 25, 2011.  Interest on any outstanding balance is payable based on an interest rate spread of 1.30% over the 3 month London Interbank Offered Rate (“LIBOR”).  During the period from January 1, 2010 to March 31, 2010, the maximum outstanding loan balance was $1,650,000, the average daily loan balance was $380,278, and the weighted average rate of interest was 0.52%.  As of March 31, 2010, the 3 month LIBOR rate was 0.29% for a total interest rate of 1.59% and $625,000 was owed to the Royal Bank of Canada under the credit agreement.

6. Income Taxes

No provision has been made in the financial statements for federal or state income taxes because the Partnership is not subject to income taxes.  The Partnership’s income and losses are includable in the tax returns of its partners.  The Partnership may, however, be required to file returns and pay tax in various state and local jurisdictions as a result of its operations and the residency of its partners.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Partnership is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

12

Persimmon Growth Partners Fund, L.P.

Notes to Financial Statements (Continued)

The General Partner analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that the adoption of this authoritative guidance did not have a material effect on the results of operations or financial position of the Partnership. The Partnership has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years' returns or expected to be taken on the tax return for the most recent year ended December 31, 2009.

7. Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications.  The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established.  Based on experience, however, the risk of loss from such claims in considered remote.

8. Subsequent Events

The Partnership has evaluated subsequent events for potential recognition through November 24, 2010, the date these financial statements were available to be issued, and notes the following:

The General Partner and the Adviser to the Partnership registered the Persimmon Growth Partners Fund, LP under the SEC 1940 Act as a registered investment company (“PGP RIC”) effective September 1, 2010.  The plan of reorganization was approved by the underlying Partnership investors and an independent board of directors formed for the PGP RIC complex.  The Partnership became a master fund for investment purposes and a feeder fund, Persimmon Growth Partners Investor Fund (the “Investor Fund”), was created to allow an unlimited number of accredited investors to invest at a reduced minimum investment of $50,000. Tax reporting for the Investor Fund will be in the form of a 1099 rather than a Schedule K-1.  Certain other terms and conditions are different in the new complex, such as management fee charges and investor liquidity provisions.  Both funds will have a fiscal year-end date of March 31.

PERSIMMON GROWTH PARTNERS FUND, L.P.

Financial Statements

(Unaudited)

Period from April 1, 2010 to September 30, 2010

Persimmon Growth Partners Fund, L.P.

Financial Statements

Period from April 1, 2010 to September 30, 2010

Contents

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (484) 572-0500.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (484) 572-0500 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (484) 572-0500, and on the Commission’s website at http://www.sec.gov.

Persimmon Growth Partners Fund, L.P.
Statement of Assets and Liabilities (Unaudited)

September 30, 2010

ASSETS

Investments in Investment Funds, including $27,549,559 pledged, at fair value (cost $28,376,844)	$30,205,885
Prepaid investments in Investment Funds, all pledged	2,000,000
Cash and cash equivalents	13,477
Other	3,837

Total Assets	32,223,199

LIABILITIES

Line of credit	1,060,000
Partner contributions made in advance	200,000
Management fees payable	102,912
Professional fees payable	18,822
Administration fees payable	8,927
Accrued expenses	7,739
Custody fees payable	3,436
Board of Directors fees payable	3,000
Organizational costs payable	2,143

Total Liabilities	1,406,979

Net Assets	$30,816,220

COMPONENTS OF NET ASSETS

Net capital contributions	$22,888,794
Accumulated net investment loss	(5,580,571)
Accumulated net realized gain	11,678,956
Accumulated net unrealized appreciation on investments	1,829,041

Net Assets	$30,816,220

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.
Schedule of Investments (Unaudited)

September 30, 2010

Investment Funds (all domiciled in the United States, except as noted)**	First Acquisition Date	Cost	Fair Value		% of Net Assets	First Available Redemption Date ****	Redemption Provisions*****

Direct Lending
Plainfield Direct Inc.	7/1/2006	$1,152,756	$370,832	*	1.20%	N/A	Controlled liquidation

Event Driven
Pershing Square, LP	4/1/2005	706,678	1,774,922	*	5.76%	N/A	One year rolling
Third Point Ultra, Ltd. (British Virgin Islands)***	5/1/2005	1,287,766	1,966,079	*	6.38%	N/A	Quarterly
Total Event Driven		1,994,444	3,741,001		12.14%

Long/Short Equity
Bluefin Investors LP (Cayman Islands)***	9/1/2009	1,500,000	1,686,032	*	5.47%	N/A	Quarterly
Cadian Fund, LP	3/1/2010	1,500,000	1,680,713	*	5.45%	N/A	Quarterly, 25%/quarter
CCM Small Cap Value Fund, L.P.***	1/1/2004	1,017,771	405,729		1.32%	12/31/2010	Semi-annually
CCM Special Holdings Fund	3/1/2008	500,000	135,035		0.44%	N/A	Quarterly
CIM Discovery Fund, Ltd.	2/1/2007	750,000	479,440	*	1.56%	12/31/2010	Quarterly
Clough Investment Partners I, LP	1/1/2010	1,750,000	1,754,363	*	5.69%	12/31/2010	Quarterly
Highline Select, L.P.	8/1/2008	1,600,000	1,345,695	*	4.37%	N/A	Quarterly
Horseman European Select Fund LP	2/1/2008	1,770,673	1,950,811	*	6.33%	N/A	Monthly
Ivory Enhanced Fund, L.P.	4/1/2010	1,800,000	1,808,492	*	5.87%	N/A	Quarterly
Libra Fund, LP	11/1/2005	892,551	2,115,562		6.87%	N/A	Annually
MAK One Fund, LP***	4/1/2009	1,500,000	2,181,738	*	7.08%	6/30/2011	Quarterly
North Run Qualified Partners, LP	1/1/2010	1,750,000	1,826,531	*	5.93%	N/A	Quarterly, 25%/quarter
Otter Creek Partners I, LP	1/1/2010	1,750,000	1,838,036	*	5.96%	N/A	Monthly
Passport Global Strategies III, Ltd.***	4/1/2009	16,720	11,854	*	0.04%	N/A	As liquidity permits
Passport II, LP	3/1/2006	1,007,995	1,807,431	*	5.87%	N/A	Quarterly
Southpoint Qualified Fund, LP***	11/1/2009	1,750,000	1,850,481	*	6.00%	N/A	Quarterly, 25%/quarter
Visium Balanced Fund, LP***	10/1/2009	2,000,000	2,314,791	*	7.51%	12/31/2010	Quarterly
Total Long/Short Equity		22,855,710	25,192,734		81.76%

Special Situations
Harbinger Capital Partners Special Situations Fund, LP	6/1/2008	2,233,732	789,794	*	2.56%	N/A	Controlled Liquidation
Harbinger Capital Partners Special Situations Fund, LP - Designated Side Pocket	1/1/2009	140,202	111,524	*	0.36%	N/A	As liquidity permits
Total Special Situations		2,373,934	901,318		2.92%

Total Investments in Investment Funds		$28,376,844	$30,205,885		98.02%

*	Pledged (see Note 5)
**
Non-income producing investments.  The Partnership's investments in the Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early withdrawal fees.

***	The Partnership's investment is through a feeder fund and its pro rata interest in its master fund is greater than a one percent ownership.
****	From original investment date.
*****	Available frequency of redemptions after initial lock-up period.

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.
Statement of Operations (Unaudited)

Period from April 1, 2010 to September 30, 2010

INVESTMENT INCOME

Interest Income	$392

Total Investment Income	392

EXPENSES

Management fee	221,461
Administration fees	33,034
Organizational costs	25,805
Professional fees	(20,288)
Other	(23,987)
Line of credit fees	15,041
Custody fees	10,389
Board of Directors fees	9,000
Interest expense	703

Total Expenses	271,158

Net Investment Loss	(270,766)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments in Investment Funds	(148,831)
Net change in unrealized appreciation on investments in Investment Funds	849,068

Net Gain on Investments	700,237

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$429,471

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.
Statement of Changes in Net Assets (Unaudited)

	Period from April 1, 2010 to September 30, 2010	Period from January 1, 2010 to March 31, 2010
OPERATIONS

Net investment loss	$(270,766)	$(161,573)
Net realized gain (loss) from investments in Investment Funds	(148,831)	2,313,039
Net change in unrealized appreciation on investments in Investment Funds	849,068	(1,210,046)

Increase in Net Assets Resulting from Operations	429,471	941,420

CAPITAL TRANSACTIONS

Contributions	1,477,500	1,330,000
Withdrawals	(100,000)	-

Increase in Net Assets from Capital Transactions	1,377,500	1,330,000

Net Increase in Net Assets	1,806,971	2,271,420

NET ASSETS AT BEGINNING OF PERIOD	29,009,249	26,737,829

NET ASSETS AT END OF PERIOD	$30,816,220	$29,009,249

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.
Statement of Cash Flows (Unaudited)

Period from April 1, 2010 to September 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$429,471
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized loss on Investment Fund redemptions	148,831
Net change in unrealized appreciation on investments	(849,068)
in Investment Funds
Purchases of Investment Funds	(4,000,000)
Proceeds from redemptions of Investment Funds	2,568,501
Decrease in other assets	157
Increase (decrease) in operating liabilities:
Professional fees payable	(109,447)
Management fees payable	(12,293)
Professional fees payable	18,822
Administration fees payable	8,927
Custody fees payable	3,436
Board of Directors fees payable	3,000
Organizational costs payable	2,143
.	.
Net Cash Used in Operating Activities	(1,787,520)

CASH FLOWS FROM FINANCING ACTIVITIES
Contributions	1,677,500
Withdrawals paid	(368,406)
Increase in borrowings on line of credit	435,000
Net Cash Provided by Financing Activities	1,744,094

Net decrease in cash and cash equivalents	(43,426)
Cash and cash equivalents at beginning of period	56,903
Cash and Cash Equivalents at End of Period	$13,477

Supplementary Disclosure of Cash Flow Information
Cash paid during the period for interest	$703

Supplementary Disclosure of Non-Cash Flow Information
Non-cash contributions from partners	$26,934,917
Non-cash transfer of investments at fair value to Persimmon Growth
Partners Investor Fund	$26,934,917

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.
Financial Highlights (Unaudited)

The following represents certain ratios to average partners’ capital, total return and other supplemental information for the periods indicated:

	Period from April 1, 2010 to September 30, 2010*	Period from January 1, 2010 to March 31, 2010*	For the year ended December 31, 2009	For the year ended December 31, 2008	For the year ended December 31, 2007

Net assets, end of period	$30,816,220	$29,009,249	$26,737,829	$27,053,789	$43,686,034

Ratio of net investment
loss to average
net assets (a) (b)	(0.93%)	(2.34%)	(2.48%)	(2.34%)	(2.73%)

Ratio of expenses to
average net assets
(a) (b)	0.94%	2.34%	2.49%	2.37%	2.75%

Portfolio turnover	8.64%	17.51%	40.70%	34.58%	4.94%

Total return (c)	1.30%	3.37%	18.56%	(32.41%)	16.10%

*	The portfolio turnover and total return ratios have not been annualized for the period.
(a)	The ratio does not reflect the Partnership’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.
(b)	Average net assets is determined using net assets at the end of each month during the period and net assets at the beginning of the period.
(c)
Total returns are calculated by geometrically linking returns based on the change in value during each accounting period.  An individual partner’s return may vary from these returns based on the timing of contributions and withdrawals.

The accompanying notes are an integral part of these financial statements.

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements (Unaudited)

1. Nature of Activities and Significant Accounting Policies

Persimmon Growth Partners Fund, L.P. (the “Partnership”) commenced operations during January 2004.  Effective September 1, 2010, the Partnership is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company.  The principal investment objective of the Partnership is to achieve long-term appreciation of investors’ capital by investing in various hedge fund limited partnerships and other pooled investment vehicles managed by experienced investment managers (the “Investment Funds”). Persimmon GP, L.L.C. (the “General Partner”) is responsible for the Partnership’s operations.  Persimmon Capital Management, L.P. (the “Adviser”), an investment adviser registered under the 1940 Act, manages and invests the assets of the Partnership.  Beginning in 2009, the Partnership’s Adviser and General Partner agreed to formally modify the investment objectives of the Partnership.  Thus, the Partnership is in the process of converting from a multi-strategy fund of funds to a single strategy long-short fund of funds, targeting investments in 20 to 25 underlying long-short equity hedge funds.

The General Partner and the Adviser to the Partnership registered the Persimmon Growth Partners Fund, LP under the 1940 Act as a registered investment company effective September 1, 2010.  The plan of reorganization was approved by the underlying Partnership’s investors and an independent board of directors (the “Board”).  The Partnership became a master fund for investment purposes and a feeder fund, Persimmon Growth Partners Investor Fund (the “Fund”), was created to allow an unlimited number of accredited investors to invest at a reduced minimum investment of $50,000.  Tax reporting for the Fund will be in the form of a 1099 rather than a Schedule K-1.  Certain other terms and conditions are different in the new complex, such as management fee charges and investor liquidity provisions.  Both the Partnership and the Fund have a fiscal year-end date of March 31.

Persimmon Growth Partners Investor Fund, registered under the 1940 Act as a non-diversified, closed-end management investment company, pursues its investment objective by investing substantially all of its assets in the Partnership.  The Fund has the same investment objective and substantially the same investment policies as the Partnership (except that the Fund pursues its investment objective by investing in the Partnership.

The Partnership’s Board was organized during June 2010 and has overall responsibility for the management and supervision of the operations of the Partnership, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Partnership’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of an investment company registered under the 1940 Act organized as a corporation.  The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and the General Partner to manage the day-to-day operations of the Partnership.

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements (Unaudited) Continued

The Board is comprised of three directors who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Partnership (the “Independent Directors”) and one director who is an “interested person.” The Independent Directors receive per meeting fees of $1,000 per meeting attended in person or $500 in the case of meetings attended by telephone.  The Independent Directors do not receive fees for committee meetings or any annual or other fees from the Partnership.  All Directors are reimbursed by the Partnership for their reasonable out-of-pocket expenses.  The Partnership incurred $9,000 of per meeting fees for the period from April 1, 2010 to September 30, 2010, $3,000 of which is payable as of September 30, 2010.

The Partnership operates as a vehicle for the investment of substantially all of the assets of the Fund.  As of September 30, 2010, the Fund’s ownership of the Partnership’s Partners’ Capital was 94.57%.

Investments in Investment Funds consist of investments in limited partnerships and limited liability companies, as described above, made at the sole discretion of the Adviser, that invest and trade in a variety of securities and other financial instruments, either directly or indirectly, by investing in other limited partnerships.  Interests in the underlying Investment Funds are carried at fair value, as described below.

To achieve its investment objective, certain of the Investment Funds may invest in securities, including private company holdings that are not readily marketable or otherwise involve special consideration, including, but not limited to, regulatory or other legal restrictions.

Investments in Investment Funds are carried at fair value, as determined by the Adviser based on information provided by the underlying funds’ professional managers.  In determining fair value, the Adviser utilizes the valuation reflected on the financial statements and other financial reports of the underlying Investment Funds.  The Investment Funds value securities and other financial instruments at market prices, when possible, or at fair value determined by the respective fund’s general partner or manager when no market value is determinable.  The estimated fair values of certain of the investments of the Investment Funds, which may include derivatives and other securities for which prices are not readily available, may not reflect amounts that could be realized upon immediate sale, nor amounts that may be ultimately realized.  Accordingly, the estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and differences could be material.

The Investment Funds generally charge the Partnership an asset-based fee and may charge the Partnership a performance-based fee.  Currently, the asset-based fees range from .5% to 2.0% of net assets annually, and the performance-based fees, where they are charged, range from 10% to 20% of any increase in net assets resulting from operations.  Performance-based fees are generally subject to a loss-carry forward or high water mark and may be subject to a hurdle or preferred rate of return.

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements (Unaudited) Continued

Amounts held in a bank checking account and a money market account are included in cash and cash equivalents.  The Partnership is at risk to the extent it maintains balances in excess of federally insured limits.

Investment transactions are recorded on the trade date.  Interest income and expense are recorded on the accrual basis.  Other expenses are recorded on the accrual basis as incurred.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

2. Partnership Agreement and Related Party Transactions

Prior to the Partnership reorganizing into a master fund/feeder fund structure, the Adviser received a quarterly management fee equal to 0.4375 percent of the Partnership’s net assets as of the last business day of the calendar quarter for its management services (1.75 percent per annum).   Pursuant to the terms of the partnership agreement effective August 24, 2010, the Adviser receives a quarterly management fee equal to 0.25 percent of the Partnership’s net assets as of the last business day of the calendar quarter for its management services (1.00 percent per annum).  The Adviser may waive, and has waived, the management fee with respect to certain affiliates.

During the period from January 1, 2010 through March 31, 2010, the Adviser earned management fees of $221,461, of which $102,912 was payable as of September 30, 2010.

Changes in net assets resulting from operations are allocated to the limited partners in accordance with each partner’s ownership percentage.

Capital contributions to the Partnership may be made at the beginning of any month.

The Board may, from time to time and in their sole discretion, cause the Partnership to repurchase interests (“Interests”) from limited partners pursuant to written tenders by limited partners at times and on terms and conditions as they establish.  In determining whether the Partnership should offer to repurchase Interests, the Board will consider the recommendation of the General Partner.  The General Partner generally recommends to the Board that the Partnership offer to repurchase Interest from limited partners four times each year.

The Partnership is responsible for ongoing operating expenses, such as audit, accounting, legal and regulatory costs and the General Partner’s due diligence expenses in selecting and monitoring professional managers.

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements (Unaudited) Continued

3. Fair Value Measurements

GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of nonobservable inputs.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at measurement dates.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

•	Level 1–unadjusted quoted prices for identical assets or liabilities in active markets that the Partnership has the ability to access at the measurement date.
•	Level 2–inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•
    Level 3–inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.  The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

Depending on the redemption options available, it may be possible that the reported net asset value (“NAV”) represents fair value of investments in Investment Funds based on observable data such as ongoing redemption and/or subscription activity.  In these cases, the NAV is considered as a Level 2 input.  However, certain Investment Funds may provide the manager with the ability to suspend or postpone redemption (a “gate”), or a “lock-in period” upon initial subscription, within which the Partnership may not redeem without incurring a penalty.  In the case of the imposition of a gate, if a “lock-in period” of in excess of 3 months is remaining at the balance sheet date, or if the Partnership may not redeem its holding in the Investment Fund within 3 months or less, the General Partner’s ability to validate or verify the NAV through redeeming is impaired, and the interest is generally classified as Level 3.

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements (Unaudited) Continued

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at fair value on a recurring basis as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Direct Lending	$-	$-	$370,832	$370,832
Event Driven	-	1,966,079	1,774,922	3,741,001
Long/Short Equity	-	12,805,335	12,387,399	25,192,734
Special Situations	-	-	901,318	901,318
Total	$-	$14,771,414	$15,434,471	$30,205,885

The level classifications in the table above are not indicative of the risk associated with the investment in each Investment Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2010 to September 30, 2010, for the investments classified within Level 2.

	Investments in Investment Funds

	Direct Lending	Event Driven	Global Macro	Long/Short Equity	Special Situations	Total
Balance as of April 1, 2010	$-	$-	$814,777	$8,029,238	$-	$8,844,015
Transfers into Level 2*	-	1,884,942	-	1,964,790	-	3,849,732
Transfers out of Level 2	-	-	-	-	-	-
Net realized loss from Investment Fund redemptions	-	-	(185,223)	-	-	(185,223)
Net change in unrealized appreciation on investments	-	81,137	185,223	261,307	-	527,667
Purchases	-	-	-	2,550,000	-	2,550,000
Sales	-	-	(814,777)	-	-	(814,777)
Balance as of September 30, 2010	$-	$1,966,079	$-	$12,805,335	$-	$14,771,414

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the period from April 1, 2010 to September 30, 2010.

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements (Unaudited) Continued

The following table includes a roll-forward of the amounts for the period from April 1, 2010 to September 30, 2010, for the investments classified within Level 3.  The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Investments in Investment Funds

	Direct Lending	Event Driven	Global Macro	Long/Short Equity	Special Situations	Total
Balance as of April 1, 2010	$523,588	$3,667,755	$-	$14,831,866	$1,131,783	$20,154,992
Transfers into Level 3*	-	-	-	-	-	-
Transfers out of Level 3*	-	(1,884,942)	-	(1,964,790)	-	(3,849,732)
Net realized gain (loss) from Investment Fund redemptions	-	(15,949)	-	52,341	-	36,392
Net change in unrealized appreciation on investments	(152,756)	8,058	-	570,498	(104,399)	321,401
Purchases	-	-	-	450,000	-	450,000
Sales	-	-	-	(1,552,516)	(126,066)	(1,678,582)
Balance as of September 30, 2010	$370,832	$1,774,922	$-	$12,387,399	$901,318	$15,434,471

*Transfers represent investments in Investment Funds that were previously categorized as Level 3 investments for the period from April 1, 2010 to September 30, 2010.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.  The net change in unrealized appreciation for the period from April 1, 2010 to September 30, 2010, for Level 3 investments held by the Partnership as of September 30, 2010, was an increase of $419,765 as shown in the table below:

Net Change in Unrealized Appreciation
Direct Lending	$(152,756)
Event Driven	8,360
Long/Short Equity	668,560
Special Situations	(104,399)
Total	$419,765

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements (Unaudited) Continued

Aggregate purchases and sales of interests in the Investment Funds for the period from April 1, 2010 to September 30, 2010, were $3,000,000 and $2,493,360, respectively.  There are no unfunded commitments outstanding to the Investment Funds.

4. Risks

Each Investment Fund in which the Partnership has invested has the right to temporarily restrict withdrawals/redemptions for periods of time beyond those described in the schedule of investments.  Such restrictions have been imposed on some of the Partnership’s investments as of September 30, 2010.  These restrictions may restrict the Partnership’s ability to satisfy future withdrawal requests.

As of September 30, 2010, the Partnership had no unrecorded direct commitments to purchase or sell securities, financial instruments or commodities.  The Partnership may have indirect commitments that arise through positions held by the Investment Funds in which the Partnership invests directly and indirectly.  These Investment Funds utilize a variety of financial instruments in their trading strategies, including, but not limited to, equity and debt securities of U.S. and foreign issuers, options and futures, forwards and swap contracts.  These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk.  Market risk is the risk of potential adverse changes to the value of the financial instruments and their derivatives because of changes in market conditions such as, but not limited to, interest and currency rate movements and volatility in commodity or security prices.  Credit risk is the risk of the potential inability of counterparties to perform under the terms of the contracts, which may be in excess of the amounts recorded in the respective Investment Funds’ balance sheet.  In addition, the Investment Funds may sell securities not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices.  The ultimate obligation to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective balance sheets.  However, as a limited partner/shareholder in these Investment Funds, the Partnership’s financial risk is limited to the fair value of its investments, which is reflected on the statement of assets, liabilities and partners’ capital.  The Partnership is also exposed to potential credit risk through its cash held at financial institutions.  The Partnership seeks to mitigate its exposure to this credit risk by placing its cash with major institutions.

5. Line of Credit

The Partnership has a credit agreement with the Royal Bank of Canada providing the Partnership with $3,000,000 of available credit, secured by the majority of the Partnership’s investments.  The agreement terminates on January 25, 2011.  Interest on any outstanding balance is payable based on an interest rate spread of 1.30% over the 3 month London Interbank Offered Rate (“LIBOR”).  As of September 30, 2010, the 3 month LIBOR rate was 0.30% for a total interest rate of 1.60% and $1,060,000 was owed to the Royal Bank of Canada under the credit agreement.  During the period from April 1, 2010 to September 30, 2010, the maximum outstanding loan balance was $1,650,000, the average daily loan balance was $174,304, and the weighted average rate of interest was 1.53%.

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements (Unaudited) Continued

6. Income Taxes

No provision has been made in the financial statements for federal or state income taxes because the Partnership is not subject to income taxes.  The Partnership’s income and losses are includable in the tax returns of its partners.  The Partnership may, however, be required to file returns and pay tax in various state and local jurisdictions as a result of its operations and the residency of its partners.

The cost of the Investment Funds for federal tax purposes is based on amounts reported to the Partnership on Schedule K-1 of the Investment Funds.  AS of September 30, 2010, the Partnership has not yet received information to determine the current tax cost of the Investment Funds.  Based on the amounts reported to the Partnership on Schedule K-1 as of December 31, 2009, and after adjustment for purchases and sales between December 31, 2009 and September 30, 2010, the estimated cost of the Investment Funds at September 30, 2010 for federal tax purposes is $27,402,749. The resulting estimated net unrealized appreciation for tax purposes on the Investment Funds at September 30, 2010 is $2,803,136.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Partnership is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

The General Partner analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that the adoption of this authoritative guidance did not have a material effect on the results of operations or financial position of the Partnership. The Partnership has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years' returns or expected to be taken on the tax return for the most recent year ended December 31, 2009.

7. Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications.  The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established.  Based on experience, however, the risk of loss from such claims in considered remote.

Persimmon Growth Partners Fund, L.P.
Notes to Financial Statements (Unaudited) Continued

8. Subsequent Events

The Partnership has evaluated subsequent events for potential recognition through the date these financial statements were issued, and notes the following:

On September 30, 2010, the Partnership announced a tender offer to purchase up to 25% of outstanding Interests from partners.  The net asset value of the Interests will be calculated for this purpose on December 31, 2010.  The tender offer expired on November 1, 2010.

Persimmon Growth Partners Fund, L.P.

Investment Advisory Agreement (Unaudited)

At a Board meeting called for such purpose on June 17, 2010, the Independent Directors and the full Board unanimously approved the Investment Advisory Agreement.

In reaching its determination to approve the Investment Advisory Agreement, the Board considered all factors it believed relevant, including:

1.
The nature, extent, and quality of the services to be provided to the Fund and its members (including the investment performance of the Fund).  The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser.  The Board noted the advisory capabilities and institutional history of the Adviser.  The Board discussed the extensive performance record of the Adviser and noted the substantial and extensive underlying manager due diligence process of the Adviser.  The Board reviewed the personnel that would provide services to the Funds as well as the Adviser’s Form ADV.  The Board also considered the Fund’s investment objectives and the ability of the Adviser to achieve such objectives.  The Board also considered the compliance programs and regulatory history of the Adviser as well as the risk management and valuation process.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the advisory agreements, including, among other things, providing office facilities, equipment and personnel.

2.
The competitiveness of the management fee and total expenses of the Fund.  The Board reviewed the advisory fee rates and expected total expense ratio of the Funds.  The Board also reviewed the proposed annual fees to be paid to the Adviser and the related Expense Limitation Agreement.  The Board also reviewed and considered various financial and comparative data.  The Board discussed the nature and reasonableness of the fees especially as it relates to the projected performance of the Fund.  In addition to the above, the Board considered the management fee charged to the Fund and total expenses compared to competitive funds.  In its review of the Fund’s total expenses, the Board considered the management fee as well as other Fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees.  Based on its review, the Board concluded that the management fee charged to the Fund was fair and reasonable in light of the services that the Fund receives and the other factors considered. The Board considered the revenues earned and the expenses incurred by the Adviser in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fund and its members.

3.
The total costs of the services to be provided by and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund.  The Board considered and reviewed pro forma information concerning the costs incurred and profits realized by the Adviser from its relationship with the Fund.  The Board reviewed the fee to be received by the Adviser and the modest amount the Adviser collected in 2009.  The Board also considered the level of

1

Persimmon Growth Partners Fund, L.P.

Investment Advisory Agreement (Unaudited) Continued

4.
profits, noting that, at current asset levels, the Adviser did not profit from managing the Fund. The Board also reviewed any fall-out benefits related to managing the Fund. The Board also reviewed changes in the Adviser’s third-party marketing arrangements.

5.
The extent to which economies of scale would be realized as the Fund grows.  The Board reviewed the structure of the investment advisory fee.  The Board did not believe that breakpoints were appropriate given that the Fund was just being launched.  The Board also reviewed the fee structure and determined it to be reasonable under the circumstances.

6.	Whether fee levels reflect these economies of scale, if any, for the benefit of members. The Board considered all of the other fees to be earned by the Adviser and its affiliates.

The Board reviewed reports from third parties and management about the relevant factors.  The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Advisory Agreement.

In order to develop fully the factual basis for consideration of the Investment Advisory Agreement, the Board requested additional information on several topics, including overall fees, the Fund’s marketing and distribution plans, and revenue sharing arrangements with third-parties.

In determining whether to approve the Investment Advisory Agreement for the Fund, the Board ultimately reached a determination that the approval of the Investment Advisory Agreement and the compensation to be received under the Investment Advisory Agreement is consistent with the Adviser’s fiduciary duty under applicable law.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure was fair and reasonable, and that the Investment Advisory Agreement with the Fund should be approved.

2

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.
ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

The Schedule of Investments is included as part of the report to investors filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which investors may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concludedthat the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1)	Not applicable for semi-annual reports.

(a) (2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2 (a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Persimmon Growth Partners Fund, L.P.

By (Signature and Title):  /s/ Gregory S. Horn
Gregory S. Horn, Principal Executive Officer

Date:  December 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Persimmon Growth Partners Fund, L.P.

By (Signature and Title):  /s/ Gregory S. Horn
Gregory S. Horn, Principal Financial Officer

Date:  December 9, 2010